Shareholder Fees (Invesco Balanced-Risk Retirement 2010 Fund, Class Institutional, Invesco Balanced-Risk Retirement 2010 Fund)	12 Months Ended
May 02, 2011
Invesco Balanced-Risk Retirement 2010 Fund | Class Institutional, Invesco Balanced-Risk Retirement 2010 Fund
Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none